INCOME TAXES Reconciliation of Statutory Rate to Effective Rate (Details)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
State income tax, net	1.00%	2.00%	3.10%
Percentage depletion	1.90%	(2.50%)	(2.90%)
Non-deductible compensation	(0.50%)	0.00%	1.10%
Non-deductible meals and entertainment	(0.50%)	0.30%	0.30%
State deferred rate change	0.00%	1.30%	(6.70%)
Unrecognized tax benefits	0.00%	(2.60%)	0.20%
State tax credits	0.00%	0.00%	(1.60%)
Federal return examination adjustments	0.00%	0.40%	0.60%
Return to provision adjustments	0.00%	0.30%	(0.30%)
Other	0.00%	0.10%	1.90%
Effective tax rate	36.90%	34.30%	30.70%